[EATON VANCE LOGO]




                                                                 [1040 TAX FORM]




Annual Report October 31, 2001

                                  EATON VANCE
                                  TAX-MANAGED
[NYSE FLAG]                         EMERGING
                                     GROWTH
                                      FUND
                                      1.2





[ADDING MACHINE TAPE AND 1099 TAX FORM]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001
================================================================================
L E T T E R   T O   S H A R E H O L D E R S
================================================================================

[PHOTO OF JAMES B.    In the period from inception on March 1, 2001 until
HAWKES]               October 31, 2001, Eaton Vance Tax-Managed Emerging Growth
                      Fund 1.2, Class A shares, had a total return of
                      -19.90%.(1) That return was the result of a decrease in
James B. Hawkes       net asset value per share (NAV) from $10.00 on March 1,
President             2001 to $8.01 on October 31, 2001. Class B shares had a
                      total return of -20.30% for the same period, the result
of a decrease in NAV from $10.00 to $7.97.(1) Class C shares had a total return of -20.20% for the same period, the result of a decrease in NAV from $10.00 to $7.98.(1) Class D shares had a total return of -20.20% for the same period, the result of a decrease in NAV from $10.00 to $7.98.(1) In the period from the commencement of offering Class I shares on April 12, 2001 until October 31, 2001, Class I shares had a total return of -8.60%, the result of a decrease in NAV from $10.00 to $9.14.(1)

By comparison, the S&P SmallCap 600 Index -- a widely recognized, unmanaged index of small-capitalization stocks -- had a total return of -5.05% for the period from March 1, 2001 to October 31, 2001.(2)

A SLOWING ECONOMY WAS DEALT A FURTHER BLOW
BY THE EVENTS OF SEPTEMBER 11TH...

The fiscal year witnessed a significant slowing of the economy, characterized by deteriorating corporate profits, job layoffs and sharply lower capital spending. Against this discouraging backdrop, the equity markets moved dramatically lower through much of the year. The tragic events of September 11th proved to be the final impetus for the downward trend: Consumer spending declined sharply and the U.S. economy edged closer to recession in the third quarter, as Gross Domestic Product contracted at its fastest rate in more than a decade. In an effort to boost the economy, the Federal Reserve began an aggressive series of rate cuts. From January through early November, the Fed cuts its Federal Funds rate a total of 450 basis points (4.50%).

Encouragingly, even as the economy continues to struggle in the fourth quarter, the markets appeared to gain some traction in October. Investors, however, have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

As troubling as the recent past has been, we remain optimistic about our economic future and opportunities in the equity markets. In the following pages, portfolio manager Jack Smiley discusses the past year and provides his insights on the market in the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President

                             December 5, 2001

--------------------------------------------------------------------------------

FUND INFORMATION
AS OF OCTOBER 31, 2001

PERFORMANCE(3)         CLASS A     CLASS B     CLASS C     CLASS D     CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+          -19.90%     -20.30%     -20.20%     -20.20%      -8.60%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+          -24.50%     -24.28%     -21.00%     -24.19%      -8.60%

+Inception Dates -- Class A: 3/1/01; Class B: 3/1/01; Class C: 3/1/01; Class D:
3/1/01; Class I: 4/12/01

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. Class I has no sales charge.

(2)  It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001
================================================================================
M A N A G E M E N T   D I S C U S S I O N
================================================================================

AN INTERVIEW WITH EDWARD E. (JACK) SMILEY,
VICE PRESIDENT AND PORTFOLIO MANAGER OF TAX-MANAGED
EMERGING GROWTH PORTFOLIO

                                                   [PHOTO OF JACK SMILEY]

Q:   JACK, LET'S START WITH AN
     OVERVIEW OF THE FUND'S
     PERFORMANCE OVER THE                          Edward E. (Jack) Smiley, CFA
     PAST YEAR.                                    Portfolio Manager

A: Despite our best efforts, we were disappointed in the Fund's performance over the period from March 1, 2001 to October 31, 2001. We had expected a choppy market environment, but we did not expect the pronounced weakness that the market experienced.

     Several factors contributed to this weakness. Last year, we had mentioned reduced expectations for some technology companies, but we did not correctly estimate the depth of decline of telecommunications spending, which had a ripple effect on a lot of our stocks, specifically semiconductors. Interestingly, we had done well versus our benchmark, the S&P SmallCap 600 Index,* the previous two years, and the main reason for underperformance this year was that we held more software and semiconductor stocks than the benchmark did. This hurt our performance quite a bit, despite having helped the previous two years.

Q: HOW DID SOME OF THE OTHER SECTORS OWNED BY THE PORTFOLIO PERFORM IN THIS MARKET ENVIRONMENT?

A: The strengths over the last 12 months were very similar to those of the previous year. Education stocks did very well once again for the Portfolio -- stocks such as our biggest holding at October 31, 2001, Apollo Group, and Career Education Corp. had strong positive returns. Both of those stocks were up by more than 30% over the last 12 months. Several of the energy stocks, including XTO Energy and Newfield Exploration, showed us good relative performance. Specialty retailing was another sector that did very well for the Portfolio, including such stocks as 99 Cents Only Stores, Whole Foods Markets, Hot Topic, Coach, and Duane Reade, which all had positive returns



FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
By total net assets

Oil & Gas -- Exploration and Production     7.2%
Electronics -- Semiconductor Manufacturing  6.8%
Medical Products                            6.1%
Medical -- Biomed/Genetics                  6.1%
Commercial Services -- Schools              5.6%

+ Sector Positions subject to change due to active management.

TEN LARGEST EQUITY HOLDINGS++
--------------------------------------------------------------------------------
By total net assets

Apollo Group, Inc.                  2.4%
XTO Energy, Inc.                    2.0
Millipore Corp.                     1.9
Entercom Communications Corp.       1.8
United Stationers                   1.8
Resmed, Inc.                        1.7
Province Healthcare Co.             1.7
Maxim Integrated Products, Inc.     1.7
Tekelec                             1.6
Louis Dreyfus Natural Gas           1.6

* The S&P SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks. It is not possible to invest directly in an Index.

++ Ten largest holdings accounted for 18.2% of the Portfolio's net assets. Holdings are subject to change.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001
================================================================================
M A N A G E M E N T   D I S C U S S I O N
================================================================================

     for the past year and strong relative performance. Finally, healthcare performed well to some extent, with Thoratec and Haemonetics in particular having a positive affect on our performance.

     The weakest areas of the Porfolio, as I mentioned, were primarily in the areas of semiconductors and software. Many of these names, fortunately, are stocks that we still believe in and hold in the Portfolio, such as Retek, Manhattan Associates, Serena Software, Embarcadero Technologies, and Netegrity in the software sector. In the semiconductor area, the communications stocks were weak: Vitesse, Applied Micro Circuits, Elantec, and Exar - all were hurt by the slowdown in communications. But we felt that the stocks had good recovery potential, and we continue to think that they should do well over the next several years.

Q: JACK, HOW DID THE FUND'S TAX-MANAGEMENT STRATEGY COME INTO PLAY DURING THIS DOWN MARKET?

A: From a tax-management standpoint, the Fund is in excellent shape. We will not pay out any capital gains this year. We ended the year with a tax-loss carry-forward of $1.5 million. What this means is that we can take gains up to that amount periodically over the next few years and not have any concerns about a taxable event for our shareholders.

Q: WHAT IS THE CURRENT FORECAST FOR THE MARKETS AND FOR THE PORTFOLIO, IN YOUR VIEW?

A: This year, we have had the double-whammy of the recessionary economy, plus the terrorist attacks. The market has had a very nice recovery since the lows of September 2001; we've seen a strong come-back in stock prices. We will proceed with caution, however, until the overall economy starts to grow again. We anticipate that this should occur in mid-2002. Of course, the terrorism issue is a wildcard that could cause periodic sell-offs in the market, and conversely, could spur some rallies on good news. But overall, it is an added unknown for the market.

     We do anticipate that, generally speaking, the markets could see positive returns in the next year. However, these will be more moderate returns than we saw in the 1990s. If the market closes December 2001 in a downturn, it would be the second year in a row that the market closed the year in negative territory. Historically, however, the market has posted a positive return in the third year following two consecutive declining years. As for the Portfolio specifically, we continue to see good earnings growth out of many of the companies whose stocks we hold. And for the stocks in areas that have been depressed, especially in semiconductors, we believe that their order rates are beginning to bottom and that we should start to see some pick-up in the middle of 2002.

     We also think that energy stocks have pulled back, too, as oil prices have declined, and that could offer some good opportunities in the next year.

     The Portfolio remains well diversified in its holdings, which can help reduce the impact of any potential market volatility. In our research efforts, we will continue to look for emerging growth companies that we feel present a good opportunity for long-term, after-tax returns for our shareholders.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001
================================================================================
P E R F O R M A N C E
================================================================================

[EDGAR REPRESENTATION OF CHARTS]


          TAX-MANAGED EMERGING GROWTH FUND 1.2--CLASS A
                        Inception: 3/2/01

    -------------------------------------------------------
                    FUND            FUND              S&P
                   VALUE AT       VALUE WITH          600
      DATE           NAV         SALES CHARGE        INDEX
    -------------------------------------------------------
     3/31/01        10000           10000            10000
     4/30/01        11503           10839            10762
     5/31/01        11642           10970            10968
     6/30/01        11734           11057            11370
     7/31/01        10925           10294            11180
     8/31/01        10139            9553            10924
     9/30/01         8358            7876             9447
    10/31/01         9260            8725             9958


          TAX-MANAGED EMERGING GROWTH FUND 1.2--CLASS B
                        Inception: 3/2/01

    -------------------------------------------------------
                    FUND            FUND              S&P
                   VALUE AT       VALUE WITH          600
      DATE           NAV         SALES CHARGE        INDEX
    -------------------------------------------------------
     3/31/01       10,000          10,000           10,000
     4/30/01       11,541          11,541           10,762
     5/31/01       11,669          11,669           10,968
     6/30/01       11,750          11,750           11,370
     7/31/01       10,927          10,927           11,180
     8/31/01       10,127          10,127           10,924
     9/30/01        8,355           8,355            9,447
    10/31/01        9,235           9,235            9,958
                  Less 5%             462
    10/31/01                        8,773


          TAX-MANAGED EMERGING GROWTH FUND 1.2--CLASS C
                        Inception: 3/2/01

    -------------------------------------------------------
                    FUND            FUND              S&P
                   VALUE AT       VALUE WITH          600
      DATE           NAV         SALES CHARGE        INDEX
    -------------------------------------------------------
     3/31/01       10,000          10,000           10,000
     4/30/01       11,555          11,555           10,762
     5/31/01       11,682          11,682           10,968
     6/30/01       11,763          11,763           11,370
     7/31/01       10,940          10,940           11,180
     8/31/01       10,139          10,139           10,924
     9/30/01        8,364           8,364            9,447
    10/31/01        9,258           9,258            9,958
                  Less 1%              93
    10/31/01                        9,165


          TAX-MANAGED EMERGING GROWTH FUND 1.2--CLASS D
                        Inception: 3/2/01

    -------------------------------------------------------
                    FUND            FUND              S&P
                   VALUE AT       VALUE WITH          600
      DATE           NAV         SALES CHARGE        INDEX
    -------------------------------------------------------
     3/31/01       10,000          10,000           10,000
     4/30/01       11,555          11,555           10,762
     5/31/01       11,682          11,682           10,968
     6/30/01       11,763          11,763           11,370
     7/31/01       10,951          10,951           11,180
     8/31/01       10,139          10,139           10,924
     9/30/01        8,364           8,364            9,447
    10/31/01        9,258           9,258            9,958
                  Less 5%             463
    10/31/01                        8,795


PERFORMANCE**          CLASS A     CLASS B     CLASS C     CLASS D     CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+          -19.90%     -20.30%     -20.20%     -20.20%      -8.60%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+          -24.50%     -24.28%     -21.00%     -24.19%      -8.60%

+Inception Dates -- Class A: 3/1/01; Class B: 3/1/01; Class C: 3/1/01; Class D:
3/1/01; Class I: 4/12/01

* Source: TowersData, Bethesda, MD. Investment operations commenced 3/1/01. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of 600 small capitalization stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 600 Index. An investment in the Fund's Class I shares on 4/12/01 at net asset value would be valued at $9,140 on October 31, 2001. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
-----------------------------------------------------
Investment in Tax-Managed Emerging
   Growth Portfolio, at value
   (identified cost, $28,171,844)         $26,240,490
Receivable for Fund shares sold               626,056
Receivable from affiliate for
   reimbursement of expenses                  101,445
Deferred organization expenses                 29,122
-----------------------------------------------------
TOTAL ASSETS                              $26,997,113
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    63,707
Payable to affiliate for distribution
   and service fees                             5,230
Payable to affiliate for Trustees' fees           195
Accrued expenses                               36,450
-----------------------------------------------------
TOTAL LIABILITIES                         $   105,582
-----------------------------------------------------
NET ASSETS                                $26,891,531
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $30,522,687
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,652,789)
Accumulated net investment loss               (47,013)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (1,931,354)
-----------------------------------------------------
TOTAL                                     $26,891,531
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 9,418,963
SHARES OUTSTANDING                          1,176,277
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.01
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.01)       $      8.50
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 7,125,028
SHARES OUTSTANDING                            893,527
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.97
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 9,746,976
SHARES OUTSTANDING                          1,221,996
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.98
-----------------------------------------------------
Class D Shares
-----------------------------------------------------
NET ASSETS                                $   593,047
SHARES OUTSTANDING                             74,352
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.98
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $     7,517
SHARES OUTSTANDING                                822
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.14
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    11,249
Interest allocated from Portfolio               8,681
Expenses allocated from Portfolio             (68,731)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (48,801)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Administration fee                        $    15,211
Trustees' fees and expenses                       195
Distribution and service fees
   Class A                                      7,919
   Class B                                     28,271
   Class C                                     39,151
   Class D                                      2,200
Amortization of organization expenses          58,726
Registration fees                              20,824
Legal and accounting services                  14,546
Transfer and dividend disbursing agent
   fees                                        13,557
Printing and postage                           13,035
Custodian fee                                   4,212
Miscellaneous                                   2,520
-----------------------------------------------------
TOTAL EXPENSES                            $   220,367
-----------------------------------------------------
Deduct --
   Reimbursement of expenses by
      affiliate                           $   101,445
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   101,445
-----------------------------------------------------

NET EXPENSES                              $   118,922
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (167,723)
-----------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,962,928)
   Securities sold short                         (197)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,963,125)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,931,354)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,931,354)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,894,479)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,062,202)
-----------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
-------------------------------------------------------------
From operations --
   Net investment loss                    $          (167,723)
   Net realized loss                               (1,963,125)
   Net change in unrealized appreciation
      (depreciation)                               (1,931,354)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $        (4,062,202)
-------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $        11,033,667
      Class B                                       8,850,132
      Class C                                      11,980,764
      Class D                                         716,645
      Class I                                          54,784
   Cost of shares redeemed
      Class A                                        (360,417)
      Class B                                        (558,014)
      Class C                                        (691,619)
      Class D                                         (31,537)
      Class I                                         (40,672)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        30,953,733
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        26,891,531
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $                --
-------------------------------------------------------------
AT END OF PERIOD                          $        26,891,531
-------------------------------------------------------------

Accumulated net investment loss
included in net assets
-------------------------------------------------------------
AT END OF PERIOD                          $           (47,013)
-------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.066)
Net realized and unrealized
   loss                                    (1.924)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.990)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.010
---------------------------------------------------------

TOTAL RETURN(3)                            (19.90)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 9,419
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.35%(5)
   Net expenses after
     custodian fee
     reduction(4)                            1.33%(5)
   Net investment loss                      (1.13)%(5)
Portfolio Turnover of the
   Portfolio                                   38%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Distributor. Had such
   action not been taken, the net investment loss per
   share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               2.35%(5)
   Expenses after custodian
     fee reduction(4)                        2.33%(5)
   Net investment loss                      (2.13)%(5)
Net investment loss per share             $(0.124)
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.110)
Net realized and unrealized
   loss                                    (1.920)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(2.030)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 7.970
---------------------------------------------------------

TOTAL RETURN(3)                            (20.30)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 7,125
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.10%(5)
   Net expenses after
     custodian fee
     reduction(4)                            2.08%(5)
   Net investment loss                      (1.89)%(5)
Portfolio Turnover of the
   Portfolio                                   38%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Distributor. Had such
   action not been taken, the net investment loss per
   share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               3.10%(5)
   Expenses after custodian
     fee reduction(4)                        3.08%(5)
   Net investment loss                      (2.89)%(5)
Net investment loss per share             $(0.168)
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.111)
Net realized and unrealized
   loss                                    (1.909)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(2.020)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 7.980
---------------------------------------------------------

TOTAL RETURN(3)                            (20.20)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 9,747
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.10%(5)
   Net expenses after
     custodian fee
     reduction(4)                            2.08%(5)
   Net investment loss                      (1.88)%(5)
Portfolio Turnover of the
   Portfolio                                   38%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Distributor. Had such
   action not been taken, the net investment loss per
   share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               3.10%(5)
   Expenses after custodian
     fee reduction(4)                        3.08%(5)
   Net investment loss                      (2.88)%(5)
Net investment loss per share             $(0.170)
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS D
                                  -------------------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                 $ 10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss                          $ (0.108)
Net realized and unrealized
   loss                                        (1.912)
-----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                   $ (2.020)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                    $  7.980
-----------------------------------------------------------------

TOTAL RETURN(3)                                (20.20)%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                           $    593
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               2.10%(5)
   Net expenses after
     custodian fee
     reduction(4)                                2.08%(5)
   Net investment loss                          (1.88)%(5)
Portfolio Turnover of the
   Portfolio                                       38%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Distributor. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   3.10%(5)
   Expenses after custodian
     fee reduction(4)                            3.08%(5)
   Net investment loss                          (2.88)%(5)
Net investment loss per share                $ (0.165)
-----------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS I
                                  -------------------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                 $ 10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss                          $ (0.052)
Net realized and unrealized
   loss                                        (0.808)
-----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                   $ (0.860)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                    $  9.140
-----------------------------------------------------------------

TOTAL RETURN(3)                                 (8.60)%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                           $      8
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.10%(5)
   Net expenses after
     custodian fee
     reduction(4)                                1.08%(5)
   Net investment loss                          (0.89)%(5)
Portfolio Turnover of the
   Portfolio                                       38%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Distributor. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   1.95%(5)
   Expenses after custodian
     fee reduction(4)                            1.93%(5)
   Net investment loss                          (2.08)%(5)
Net investment loss per share                $ (0.122)
-----------------------------------------------------------------

 (1) For the period from the commencement of offering Class I shares, April 12, 2001, to October 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note
   6). Class I shares are offered at net asset value and are not subject to a sales charge. Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Emerging Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (8.5% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment loss consists of the Fund's pro rata share of the net investment loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $1,523,099 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   OCTOBER 31, 2001(1)
    -------------------------------------------------------------
    Sales                                               1,218,839
    Redemptions                                           (42,562)
    -------------------------------------------------------------
    NET INCREASE                                        1,176,277
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   OCTOBER 31, 2001(1)
    -------------------------------------------------------------
    Sales                                                 959,084
    Redemptions                                           (65,557)
    -------------------------------------------------------------
    NET INCREASE                                          893,527
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   OCTOBER 31, 2001(1)
    -------------------------------------------------------------
    Sales                                               1,299,268
    Redemptions                                           (77,272)
    -------------------------------------------------------------
    NET INCREASE                                        1,221,996
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS D                                   OCTOBER 31, 2001(1)
    -------------------------------------------------------------
    Sales                                                  78,288
    Redemptions                                            (3,936)
    -------------------------------------------------------------
    NET INCREASE                                           74,352
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   OCTOBER 31, 2001(2)
    -------------------------------------------------------------
    Sales                                                   4,680
    Redemptions                                            (3,858)
    -------------------------------------------------------------
    NET INCREASE                                              822
    -------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2) For the period from the commencement of offering Class I shares, April 12, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 1, 2001, to October 31, 2001, the administration fee amounted to $15,211. The Portfolio has engaged Boston Management and Research
   (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $34,312 as its portion of the sales charge on sales of Class A for the period from the start of business, March 1, 2001 to October 31, 2001.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $21,203, $29,363, and $1,650 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the period from March 1, 2001 to October 31, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At October 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $478,000, 679,000 and $41,000 for Class B,
   Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amount of 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the period from the start of business, March 1, 2001 to October 31, 2001 amounted to $7,919, $7,068, $9,788, and
   $550 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $7,900, $2,300 and $200 of CDSC paid by shareholders for Class B shares, Class C shares and Class D shares for the period from the start of business, March 1, 2001 to October 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, March 1, 2001 to October 31, 2001, aggregated $32,009,936 and $1,826,166, respectively.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Emerging Growth Fund 1.2 (the Fund) as of October 31, 2001, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 1, 2001, to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Growth Fund 1.2 at October 31, 2001, the results of its operations, the change in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 0.8%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 100,000    $  2,380,000
-----------------------------------------------------------------------
                                                           $  2,380,000
-----------------------------------------------------------------------
Banks - West/Southwest -- 0.7%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       30,000    $    808,800
Downey Financial Corp.                           40,000       1,405,600
-----------------------------------------------------------------------
                                                           $  2,214,400
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.1%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                      150,000    $  3,255,000
-----------------------------------------------------------------------
                                                           $  3,255,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           165,000    $  1,699,500
Exult, Inc.(1)                                  100,000       1,400,000
Fair, Isaac and Co., Inc.                        38,500       1,830,675
Hotel Reservations Network, Inc.(1)              30,000         928,800
Iron Mountain, Inc.(1)                          120,000       4,686,000
Pivotal Corp.(1)                                155,000         468,100
-----------------------------------------------------------------------
                                                           $ 11,013,075
-----------------------------------------------------------------------
Commercial Services - Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     150,000    $  2,422,500
Harte-Hanks Communications, Inc.                160,000       3,728,000
-----------------------------------------------------------------------
                                                           $  6,150,500
-----------------------------------------------------------------------
Commercial Services - Schools -- 5.6%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           180,000    $  7,317,000
Career Education Corp.(1)                       170,000       4,431,900
Devry, Inc.(1)                                  150,000       4,042,500
Edison Schools, Inc.(1)                          85,000       1,602,250
-----------------------------------------------------------------------
                                                           $ 17,393,650
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.8%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          145,000    $  2,350,450
-----------------------------------------------------------------------
                                                           $  2,350,450
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Equipment -- 1.3%
-----------------------------------------------------------------------
Polycom, Inc.(1)                                 55,000    $  1,648,900
WebEx Communications, Inc.(1)                    75,000       2,310,000
-----------------------------------------------------------------------
                                                           $  3,958,900
-----------------------------------------------------------------------
Communications Services -- 0.6%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       136,000    $  1,914,880
-----------------------------------------------------------------------
                                                           $  1,914,880
-----------------------------------------------------------------------
Computer Services -- 2.2%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 160,000    $  1,886,400
BISYS Group, Inc. (The)(1)                       92,000       4,785,840
-----------------------------------------------------------------------
                                                           $  6,672,240
-----------------------------------------------------------------------
Computer Software -- 5.5%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                        110,000    $  4,242,700
Cerner Corp.(1)                                  60,000       3,225,000
HNC Software, Inc.(1)                           110,000       1,903,000
NetIQ Corp.(1)                                   60,000       1,689,000
Renaissance Learning, Inc.(1)                    50,000       1,635,500
SERENA Software, Inc.(1)                        187,400       3,028,384
Speechworks International(1)                    120,000         900,000
Veritas Software Corp.(1)                         9,000         255,420
-----------------------------------------------------------------------
                                                           $ 16,879,004
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.6%
-----------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                20,000    $    943,200
MICROS Systems, Inc.(1)                          50,000       1,079,500
-----------------------------------------------------------------------
                                                           $  2,022,700
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)          58,000    $  1,667,500
-----------------------------------------------------------------------
                                                           $  1,667,500
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 1.4%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                                215,000    $  2,687,500
Plexus Corp.(1)                                  70,000       1,750,000
-----------------------------------------------------------------------
                                                           $  4,437,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 1.9%
-----------------------------------------------------------------------
Millipore Corp.                                 110,000    $  5,753,000
-----------------------------------------------------------------------
                                                           $  5,753,000
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 4.1%
-----------------------------------------------------------------------
ASM International NV(1)                          70,000    $  1,113,700
Bell Microproducts, Inc.(1)                     200,000       1,790,000
Dupont Photomasks, Inc.(1)                       62,500       2,252,500
Maxim Integrated Products, Inc.(1)              112,058       5,126,653
Numerical Technologies, Inc.(1)                  60,000       1,480,800
Simplex Solutions, Inc.(1)                       60,000         732,000
-----------------------------------------------------------------------
                                                           $ 12,495,653
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 6.8%
-----------------------------------------------------------------------
Actel Corp.(1)                                   60,000    $  1,113,000
Alpha Industries, Inc.(1)                       210,000       4,888,800
Applied Micro Circuits Corp.(1)                 217,660       2,400,790
Elantec Semiconductor, Inc.(1)                   90,700       2,964,983
Exar Corp.(1)                                   130,000       2,930,200
Micrel, Inc.(1)                                 116,000       2,917,400
Pericom Semiconductor Corp.(1)                  100,000       1,345,000
TriQuint Semiconductor, Inc.(1)                  50,000         884,000
Vitesse Semiconductor Corp.(1)                  160,000       1,510,400
-----------------------------------------------------------------------
                                                           $ 20,954,573
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.7%
-----------------------------------------------------------------------
Genesis Microchip, Inc.(1)                       50,000    $  2,310,500
-----------------------------------------------------------------------
                                                           $  2,310,500
-----------------------------------------------------------------------
Finance - Investment Management -- 2.0%
-----------------------------------------------------------------------
W.P. Stewart & Co., Ltd.                         75,000    $  1,584,750
Waddell & Reed Financial, Inc., Class A         185,000       4,715,650
-----------------------------------------------------------------------
                                                           $  6,300,400
-----------------------------------------------------------------------
Gaming -- 0.5%
-----------------------------------------------------------------------
Anchor Gaming(1)                                 30,000    $  1,524,900
-----------------------------------------------------------------------
                                                           $  1,524,900
-----------------------------------------------------------------------
Health Services -- 1.0%
-----------------------------------------------------------------------
AmeriPath, Inc.(1)                               20,000    $    562,200
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Health Services (continued)
-----------------------------------------------------------------------
DIANON Systems, Inc.(1)                          35,000    $  1,613,500
MedQuist, Inc.(1)                                35,000         850,500
-----------------------------------------------------------------------
                                                           $  3,026,200
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.7%
-----------------------------------------------------------------------
Netegrity, Inc.(1)                              155,000    $  1,819,700
Network Associates, Inc.(1)                      60,000       1,152,000
SonicWALL, Inc.(1)                              165,000       2,343,000
-----------------------------------------------------------------------
                                                           $  5,314,700
-----------------------------------------------------------------------
Internet - Software -- 3.7%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)               125,000    $  1,462,500
F5 Networks, Inc.(1)                             55,000         829,950
Interwoven, Inc.(1)                              91,250         667,037
Manhattan Associates, Inc.(1)                    28,600         859,144
Precise Software Solutions Ltd.(1)              150,000       2,866,500
Retek, Inc.(1)                                   97,012       1,971,284
Stellent, Inc.(1)                                70,000       1,435,000
TIBCO Software, Inc.(1)                         140,000       1,181,600
-----------------------------------------------------------------------
                                                           $ 11,273,015
-----------------------------------------------------------------------
Leisure - Products -- 0.5%
-----------------------------------------------------------------------
Callaway Golf Co.                               105,000    $  1,500,450
-----------------------------------------------------------------------
                                                           $  1,500,450
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Aluminum -- 0.4%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  65,000    $  1,233,700
-----------------------------------------------------------------------
                                                           $  1,233,700
-----------------------------------------------------------------------
Manufacturing -- 0.9%
-----------------------------------------------------------------------
Roper Industries Inc.                            50,000    $  2,120,000
SureBeam Corp.(1)                                50,000         672,500
-----------------------------------------------------------------------
                                                           $  2,792,500
-----------------------------------------------------------------------
Media - Newpapers -- 0.4%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                                65,000    $  1,111,500
-----------------------------------------------------------------------
                                                           $  1,111,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media - Radio / TV -- 1.8%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                165,000    $  5,560,500
-----------------------------------------------------------------------
                                                           $  5,560,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.1%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                              110,000    $  3,305,500
Aviron(1)                                        25,300         842,490
Cell Therapeutics, Inc.(1)                       40,000       1,201,200
Cephalon, Inc.(1)                                40,000       2,522,000
CV Therapeutics, Inc.(1)                         20,000         788,800
Decode Genetics, Inc.(1)                        130,000       1,040,000
Human Genome Sciences, Inc.(1)                   45,000       1,918,350
Incyte Pharmaceuticals, Inc.(1)                  35,000         521,500
Millennium Pharmaceuticals(1)                    23,000         585,580
Myriad Genetics, Inc.(1)                         30,000       1,380,000
Sequenom, Inc.(1)                               130,000         972,400
Tanox, Inc.(1)                                   90,000       1,529,100
Vertex Pharmaceuticals, Inc.(1)                  36,200         886,900
XOMA Ltd.(1)                                    155,000       1,157,850
-----------------------------------------------------------------------
                                                           $ 18,651,670
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 2.6%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 55,000    $  1,638,450
Adolor Corp.(1)                                  65,000         997,750
Alkermes, Inc.(1)                                70,000       1,795,500
POZEN, Inc.(1)                                  125,000         700,000
Taro Pharmaceutical Industries Ltd.(1)           40,000       1,684,000
Viropharma Inc.(1)                               50,000       1,251,500
-----------------------------------------------------------------------
                                                           $  8,067,200
-----------------------------------------------------------------------
Medical - Hospitals -- 1.7%
-----------------------------------------------------------------------
Province Healthcare Co.(1)                      195,000    $  5,372,250
-----------------------------------------------------------------------
                                                           $  5,372,250
-----------------------------------------------------------------------
Medical - Instruments -- 0.8%
-----------------------------------------------------------------------
Novoste Corp.(1)                                209,702    $  2,422,058
-----------------------------------------------------------------------
                                                           $  2,422,058
-----------------------------------------------------------------------
Medical / Dental - Services -- 1.4%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                       140,000    $  4,396,000
-----------------------------------------------------------------------
                                                           $  4,396,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 6.1%
-----------------------------------------------------------------------
Aradigm Corp.(1)                                200,000    $    920,000
ArthroCare Corp.(1)                              60,000       1,185,000
Cytyc Corp.(1)                                  181,500       4,758,930
Haemonetics Corp.(1)                             90,000       3,429,000
Resmed, Inc.(1)                                  95,000       5,301,000
Thoratec Laboratories Corp.(1)                  153,944       3,001,908
Wright Medical Group, Inc.(1)                     5,333          79,995
-----------------------------------------------------------------------
                                                           $ 18,675,833
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)                  200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $      7,722
Formation Capital Corp.(1)(2)                   400,000          81,890
-----------------------------------------------------------------------
                                                           $     89,612
-----------------------------------------------------------------------
Networking Equipment -- 0.5%
-----------------------------------------------------------------------
Ixia(1)                                         145,000    $  1,457,250
-----------------------------------------------------------------------
                                                           $  1,457,250
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 1.5%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         140,000    $  2,282,000
Varco International, Inc.(1)                     47,625         714,375
Veritas DGC, Inc.(1)                            105,000       1,612,800
-----------------------------------------------------------------------
                                                           $  4,609,175
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------
EOG Resources, Inc.                              27,000    $    954,990
Louis Dreyfus Natural Gas(1)                    125,000       4,950,000
Newfield Exploration Co.(1)                     100,000       3,481,000
Noble Affiliates, Inc.                          115,000       4,251,550
Stone Energy Corp.(1)                            17,000         672,350
Vintage Petroleum, Inc.                         100,000       1,749,000
XTO Energy, Inc.                                345,000       6,210,000
-----------------------------------------------------------------------
                                                           $ 22,268,890
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 2.7%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                       100,000    $  2,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Apparel / Shoe (continued)
-----------------------------------------------------------------------
Coach, Inc.(1)                                   80,000    $  2,232,000
Hot Topic, Inc.(1)                               60,000       1,516,800
Men's Wearhouse, Inc. (The)(1)                  127,500       2,533,425
-----------------------------------------------------------------------
                                                           $  8,482,225
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                            140,000    $  4,188,800
-----------------------------------------------------------------------
                                                           $  4,188,800
-----------------------------------------------------------------------
Retail - Restaurants -- 3.4%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                        110,000    $  2,777,500
Applebee's International, Inc.                   60,000       1,806,000
Cheesecake Factory, Inc. (The)(1)                50,000       1,410,000
Sonic Corp.(1)                                  132,500       4,440,075
-----------------------------------------------------------------------
                                                           $ 10,433,575
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.9%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                          75,000    $  2,666,250
-----------------------------------------------------------------------
                                                           $  2,666,250
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.8%
-----------------------------------------------------------------------
United Stationers(1)                            195,000    $  5,469,750
-----------------------------------------------------------------------
                                                           $  5,469,750
-----------------------------------------------------------------------
Retail - Super/Mini Markets -- 1.5%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                     130,000    $  4,517,500
-----------------------------------------------------------------------
                                                           $  4,517,500
-----------------------------------------------------------------------
Staffing -- 0.6%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                         129,100    $  1,957,156
-----------------------------------------------------------------------
                                                           $  1,957,156
-----------------------------------------------------------------------
Telecommunications - Equipment -- 2.0%
-----------------------------------------------------------------------
Harris Corp.                                     20,000    $    685,600
Sonus Networks, Inc.(1)                         100,000         421,000
Tekelec(1)                                      260,000       4,992,000
-----------------------------------------------------------------------
                                                           $  6,098,600
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications - Services -- 1.6%
-----------------------------------------------------------------------
Catapult Communications Corp.(1)                139,600    $  3,161,940
Illuminet Holdings, Inc.(1)                      20,000         715,200
Metro One Telecommunications(1)                  40,000       1,206,000
-----------------------------------------------------------------------
                                                           $  5,083,140
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               130,000    $  2,208,700
-----------------------------------------------------------------------
                                                           $  2,208,700
-----------------------------------------------------------------------
Waste Disposal -- 0.5%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                              30,000    $  1,440,000
-----------------------------------------------------------------------
                                                           $  1,440,000
-----------------------------------------------------------------------
Wireless Equipment -- 0.3%
-----------------------------------------------------------------------
DMC Stratex Networks, Inc.(1)                   190,000    $  1,035,500
-----------------------------------------------------------------------
                                                           $  1,035,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $294,210,284)                          $303,052,524
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class
E(1)(3)                                           8,889    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Quincunx Gold Exploration(1)(2)(3)              300,000          56,693

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Metals - Gold (continued)
-----------------------------------------------------------------------
Western Exploration and Development,
Ltd.(1)(3)                                      600,000    $    180,000
-----------------------------------------------------------------------
                                                           $    292,693
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    292,693
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 2.64%,
11/1/01                                    $      3,222    $  3,222,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,222,000)                         $  3,222,000
-----------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $298,112,272)                          $306,567,217
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                     $  1,270,736
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $307,837,953
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $298,112,272)                          $306,567,217
Cash                                             7,068
Receivable for investments sold              2,023,278
Dividends receivable                            45,894
Prepaid expenses                                 2,275
------------------------------------------------------
TOTAL ASSETS                              $308,645,732
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $    761,020
Payable to affiliate for Trustees' fees          3,511
Accrued expenses                                43,248
------------------------------------------------------
TOTAL LIABILITIES                         $    807,779
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $307,837,953
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $299,383,008
Net unrealized appreciation (computed on
   the basis of identified cost)             8,454,945
------------------------------------------------------
TOTAL                                     $307,837,953
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends                                 $    240,543
Interest                                       235,199
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    475,742
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,479,594
Trustees' fees and expenses                     14,093
Custodian fee                                  134,784
Legal and accounting services                   29,079
Miscellaneous                                    6,780
------------------------------------------------------
TOTAL EXPENSES                            $  1,664,330
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     31,762
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     31,762
------------------------------------------------------

NET EXPENSES                              $  1,632,568
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,156,826)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(53,718,269)
   Securities sold short                         2,107
------------------------------------------------------
NET REALIZED LOSS                         $(53,716,162)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(20,927,245)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(20,927,245)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(74,643,407)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(75,800,233)
------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,156,826)
   Net realized loss                               (53,716,162)
   Net change in unrealized appreciation
      (depreciation)                               (20,927,245)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $        (75,800,233)
--------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Emerging Growth Fund    $        382,775,917
   Contributions                                    72,591,611
   Withdrawals                                     (71,829,352)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $        383,538,176
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        307,737,943
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $        307,837,953
--------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.70%(2)
   Expenses after custodian
      fee reduction                      0.68%(2)
   Net investment loss                 (0.48)%(2)
Portfolio Turnover                            38%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                       $307,838
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Emerging Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from March 1, 2001 (start of business) to October 31, 2001, the advisory fee amounted to $1,479,594. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $251,873,347 and $132,672,269, respectively, for the period from March 1, 2001 (start of business) to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $300,441,509
    ------------------------------------------------------
    GROSS UNREALIZED APPRECIATION             $ 60,993,342
    Gross unrealized depreciation              (54,867,634)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,125,708
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2001.

7 Restricted Securities
-------------------------------------------
   At October 31, 2001, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98      80,000    $80,000   $56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED EMERGING GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Emerging Growth Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Emerging Growth Portfolio at October 31, 2001, the results of its operations, the change in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED EMERGING GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGEDEMERGING GROWTH PORTFOLIO
BOSTON MANAGEMENT & RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



--------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 --------------
                                 PRIVACY NOTICE
                                 --------------

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122
--------------------------------------------------------------------------------



EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109
--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

1087-12/01                                                              MGSRC1.2